Medium-term notes	12 Months Ended
Dec. 31, 2017
Medium-term notes
Medium-term notes

34.        Medium-term notes

On June 7 and June 8, 2016, the Company issued the three- year medium-term notes of RMB1,500.0 million (approximately US$226.2 million) through National Association of Financial Market Institutional Investors (“NAFMII”). The medium-term notes carry a coupon interest rate of 3.35% per annum with interest due annually on June 8, 2017, June 8, 2018 and June 10, 2019. As at the date of issue, the net book value of the liabilities of medium-term notes amounted to RMB1,485.2 million (approximately US$223.9 million).

USD’000
Principal amount	226,162
Transaction cost	(2,226)
Notes payable as at the date of issue	223,936

The movement of the medium-term notes for the period ended December 31, 2017 is set out below:

USD’000
As at the date of issue	223,936
Interest charged during	4,625
Interest payable recognized	(4,225)
Foreign exchange gain	(9,834)
Balance at December 31, 2016	214,502
Interest charged during	8,185
Interest payable recognized	(7,450)
Foreign exchange gain	13,246
Balance at December 31, 2017	228,483